FAIR VALUE MEASUREMENT - Roll forward of major Level 3 investments (Details) - Unobservable inputs (Level 3) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Roll forward of major Level 3 investments
Fair value of Level 3 investments, beginning balance	¥ 2,548	¥ 2,717
Transfer into Level 3	563	55
New addition	54	153
Disposal of investments	(25)	(93)
Effect of exchange rate change	(131)	25
Other than temporary impairment		(205)
The change in fair value of the investments	(153)	(104)
Fair value of Level 3 investment, ending balance	¥ 2,856	¥ 2,548